Inventories (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)
Inventories.
Spare parts and accessories of flight equipment		$ 271,454			$ 296,345
Miscellaneous supplies		7,505
Total		278,959		$ 14,397	$ 296,345
Consumption of inventories included in maintenance expense	$ 312,462	$ 234,691	$ 284,687